GOLDMAN SACHS TRUST

Goldman Sachs Tax-Advantaged Equity Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares,

Investor Shares, Class P Shares and Class R6 Shares (as applicable) of the

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019 (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs International Equity Dividend and Premium Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/31/08)
Returns Before Taxes	–18.09%	–1.73%	3.73%	–0.53%
Returns After Taxes on Distributions	–18.54%	–2.32%	3.11%	–1.07%
Returns After Taxes on Distributions and Sale of Fund Shares	–10.23%	–1.10%	3.22%	–0.13%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged; reflects no deduction for fees, expenses or taxes)*	–1.20%	1.08%	2.49%	2.46%
Class C Shares (Inception 1/31/08)
Returns Before Taxes	–14.87%	–1.39%	3.52%	–0.89%**
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged; reflects no deduction for fees, expenses or taxes)*	–1.20%	1.08%	2.49%	2.46%
Institutional Shares (Inception 1/31/08)
Returns Before Taxes	–12.96%	–0.24%	4.69%	0.26%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged; reflects no deduction for fees, expenses or taxes)*	–1.20%	1.08%	2.49%	2.46%

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Investor Shares (Inception 8/31/10)
Returns Before Taxes	–13.10%	–0.40%	N/A	3.49%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	N/A	5.16%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged; reflects no deduction for fees, expenses or taxes)*	–1.20%	1.08%	N/A	1.63%
Class R6 Shares (Inception 4/30/18)***
Returns Before Taxes	–13.08%	–0.27%	4.68%	0.25%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged; reflects no deduction for fees, expenses or taxes)*	–1.20%	1.08%	2.49%	2.46%

*

The Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged) is an unmanaged index of bond prices. Emphasizing income is part of the Fund’s investment objective, and therefore the Investment Adviser believes that a comparison of the Fund’s performance to that of this index is useful to investors.

**

Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

***

Class R6 Shares commenced operations on April 30, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs International Equity Dividend and Premium Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/31/08)*
Returns Before Taxes	–12.96%	–0.24%	4.69%	0.26%
Returns After Taxes on Distributions	–13.53%	–0.94%	3.97%	–0.37%
Returns After Taxes on Distributions and Sale of Fund Shares	–7.08%	0.02%	4.02%	0.47%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged; reflects no deduction for fees, expenses or taxes)**	–1.20%	1.08%	2.49%	2.46%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

**

The Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Unhedged) is an unmanaged index of bond prices. Emphasizing income is part of the Fund’s investment objective, and therefore the Investment Adviser believes that a comparison of the Fund’s performance to that of this index is useful to investors.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs International Tax-Managed Equity Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/31/08)
Returns Before Taxes	–21.46%	–0.01%	5.28%	0.40%
Returns After Taxes on Distributions	–21.59%	–0.28%	5.00%	0.12%
Returns After Taxes on Distributions and Sale of Fund Shares	–12.30%	0.11%	4.35%	0.41%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%
Class C Shares (Inception 1/31/08)
Returns Before Taxes	–18.21%	0.37%	5.09%	0.17%*
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%
Institutional Shares (Inception 1/31/08)
Returns Before Taxes	–16.49%	1.52%	6.31%	1.32%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%
Investor Shares (Inception 8/31/10)
Returns Before Taxes	–16.66%	1.35%	N/A	5.66%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	N/A	5.16%
Class R6 Shares (Inception 4/30/18)**
Returns Before Taxes	–16.53%	1.51%	6.30%	1.32%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	5.16%

*

Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**

Class R6 Shares commenced operations on April 30, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs International Tax-Managed Equity Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/31/08)*
Returns Before Taxes	–16.49%	1.52%	6.31%	1.32%
Returns After Taxes on Distributions	–16.62%	1.19%	5.93%	0.96%
Returns After Taxes on Distributions and Sale of Fund Shares	–9.34%	1.29%	5.21%	1.12%
MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	1.30%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs U.S. Tax-Managed Equity Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 4/03/00)
Returns Before Taxes	–13.19%	5.11%	11.27%	4.21%
Returns After Taxes on Distributions	–13.31%	4.98%	11.09%	4.09%
Returns After Taxes on Distributions and Sale of Fund Shares	–7.73%	3.97%	9.37%	3.43%
Russell 3000® Index (reflects no deduction for fees or expenses)	–5.24%	7.91%	13.17%	5.05%
Class C Shares (Inception 4/03/00)
Returns Before Taxes	–9.76%	5.51%	11.07%	3.74%*
Russell 3000® Index (reflects no deduction for fees or expenses)	–5.24%	7.91%	13.17%	5.05%
Institutional Shares (Inception 4/03/00)
Returns Before Taxes	–7.78%	6.73%	12.36%	4.95%
Russell 3000® Index (reflects no deduction for fees or expenses)	–5.24%	7.91%	13.17%	5.05%
Service Shares (Inception 4/03/00)
Returns Before Taxes	–8.26%	6.19%	11.80%	4.42%
Russell 3000® Index (reflects no deduction for fees or expenses)	–5.24%	7.91%	13.17%	5.05%
Investor Shares (Inception 8/31/10)
Returns Before Taxes	–7.95%	6.56%	N/A	13.08%
Russell 3000® Index (reflects no deduction for fees or expenses)	–5.24%	7.91%	N/A	13.17%
Class R6 Shares (Inception 4/30/18)**
Returns Before Taxes	–7.83%	6.72%	12.36%	4.95%
Russell 3000® Index (reflects no deduction for fees or expenses)	–5.24%	7.91%	13.17%	5.05%

*

Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**

Class R6 Shares commenced operations on April 30, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs U.S. Tax-Managed Equity Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 4/03/00)*
Returns Before Taxes	–7.78%	6.73%	12.36%	4.95%
Returns After Taxes on Distributions	–7.81%	6.55%	12.11%	4.78%
Returns After Taxes on Distributions and Sale of Fund Shares	–4.59%	5.27%	10.33%	4.06%
Russell 3000® Index (reflects no deduction for fees or expenses)	–5.24%	7.91%	13.17%	5.05%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs U.S Equity Dividend and Premium Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 8/31/05)
Returns Before Taxes	–11.80%	5.18%	10.14%	5.92%
Returns After Taxes on Distributions	–13.22%	3.74%	8.95%	4.85%
Returns After Taxes on Distributions and Sale of Fund Shares	–5.89%	3.97%	8.27%	4.73%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.78%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)**	0.01%	2.52%	3.48%	3.80%
Class C Shares (Inception 8/31/05)
Returns Before Taxes	–8.31%	5.59%	9.93%	5.57%*
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.78%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)**	0.01%	2.52%	3.48%	3.80%

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 8/31/05)
Returns Before Taxes	–6.28%	6.80%	11.21%	6.79%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.78%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)**	0.01%	2.52%	3.48%	3.80%
Investor Shares (Inception 8/31/10)
Returns Before Taxes	–6.47%	6.64%	N/A	10.81%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	N/A	13.35%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)**	0.01%	2.52%	N/A	8.71%
Class R6 Shares (Inception 4/30/18)***
Returns Before Taxes	–6.34%	6.79%	11.20%	6.78%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.78%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)**	0.01%	2.52%	3.48%	3.80%

*

Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of bond prices. Maximizing income is part of the Fund’s investment objective, and therefore the Investment Adviser believes that a comparison of the Fund’s performance to that of this index is useful to investors.

***

Class R6 Shares commenced operations on April 30, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs U.S Equity Dividend and Premium Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 8/31/05)*
Returns Before Taxes	–6.28%	6.80%	11.21%	6.79%
Returns After Taxes on Distributions	–7.88%	5.23%	9.91%	5.62%
Returns After Taxes on Distributions and Sale of Fund Shares	–2.49%	5.23%	9.19%	5.45%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.78%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)**	0.01%	2.52%	3.48%	3.80%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

**

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of bond prices. Maximizing income is part of the Fund’s investment objective, and therefore the Investment Adviser believes that a comparison of the Fund’s performance to that of this index is useful to investors.

This Supplement should be retained with your Prospectuses for future reference.

TAXADVPERFUPDSTK 02-20